Shareholder Fees - FidelityIntermediateBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none